Machinery, Equipment and Improvements on Leased Assets - Summary of Net Balances of Machinery, Equipment and Improvements on Leased Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 3,094,220	$ 2,146,232	$ 1,905,684	$ 1,906,233
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	2,234,583	1,602,765	1,393,985
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	180,050	188,767	196,928
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	516,985	264,637	225,984
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	38,619	45,992	25,058
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	36,899	10,047	11,637
Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 87,084	$ 34,024	$ 52,092